Schedule II - Narrative (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 26, 2020
Condensed Financial Statements, Captions [Line Items]
Dividends and return of capital from subsidiaries, non-cash									$ 130,000,000.0	$ 0	$ 0
Contributions to subsidiaries, non-cash									0	0	414,800,000
Retained earnings	$ 4,647,312,000				$ 2,887,892,000				4,647,312,000	2,887,892,000
Net earnings attributable to Enstar Group Limited	822,599,000	$ 615,013,000	$ 798,553,000	$ (516,821,000)	193,839,000	$ 117,743,000	$ 231,842,000	$ 358,751,000	1,719,344,000	902,175,000	(162,354,000)
Limited Parental Guarantee
Condensed Financial Statements, Captions [Line Items]
Total parental guarantees	1,500,000,000				1,000,000,000.0				1,500,000,000	1,000,000,000.0
Enstar Group Limited
Condensed Financial Statements, Captions [Line Items]
Interest paid									46,500,000	46,500,000	25,100,000
Retained earnings	4,647,312,000				2,887,892,000				4,647,312,000	2,887,892,000
Increase in retained earnings									1,759,400,000
Net earnings attributable to Enstar Group Limited									1,719,344,000	902,175,000	$ (162,354,000)
Enstar Group Limited | Limited Parental Guarantee
Condensed Financial Statements, Captions [Line Items]
Total parental guarantees	1,500,000,000				1,000,000,000.0				1,500,000,000	1,000,000,000.0
5.75% Junior Subordinated Notes due 2040 | Junior Subordinated Notes
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amount												$ 350,000,000.0
Letters of Credit | FAL Facility | Loan facilities
Condensed Financial Statements, Captions [Line Items]
Available unutilized capacity	$ 210,000,000.0				$ 252,000,000.0				$ 210,000,000.0	$ 252,000,000.0